Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following (in thousands):

	December 31, 2015	December 31, 2014
Accrued professional fees and other	$732	$916
Employee compensation and benefits	2,503	1,606
Research and development expenses	1,171	2,104
Deferred lease incentive, current portion	315	308
Deferred rent, current portion	51	68
	$4,772	$5,002